Schedule of Property Plant and Equipment (Details) (Parenthetical) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Collateral for long-term loan guarantee	$ 3,100,000
Ipp facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tax equity asset acquired from acquisition		$ 474,547
Ipp facilities [member] | Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	170,140
Ipp facilities [member] | Operating expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	$ 8,668	$ 7,383